Annual Total Returns	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Prospectus [Line Items]
Annual Return [Percent]	16.08%	22.61%	(10.13%)	12.76%
AllianzIM U.S. Large Cap Buffer20 Jan ETF
Prospectus [Line Items]
Annual Return [Percent]	11.09%	14.69%	(0.65%)	6.20%
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Prospectus [Line Items]
Annual Return [Percent]	14.73%	17.97%	(10.03%)